Restructuring Charge (Details) - Schedule of changes in accrued restructuring charge - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in accrued restructuring charge [Abstract]
Balance, beginning of period	$ 1,600	$ 3,855	$ 2,600
Restructuring charge	1,557	1,699	8,506
Cash paid	(901)	(4,150)	(4,667)
Non-cash items	(1,529)	196	(2,584)
Balance, end of period	$ 727	$ 1,600	$ 3,855